S000004255 [Member] Investment Objectives and Goals - iShares MSCI South Africa ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI SOUTH AFRICA ETFTicker: EZAStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities.